COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015
Stock Options
Outstanding, beginning balance		3,300,000
Granted	3,300,000
Exercised
Forfeited or expired
Outstanding, ending balance	3,300,000
Exercisable, ending balance
Weighted Average Exercise Price
Outstanding, beginning balance		$ 0.45
Granted	$ 0.45
Exercised
Forfeited or expired
Outstanding, ending balance	$ 0.45
Exercisable, ending balance
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Ending	9 years 11 months 16 days
Aggregate Intrinsic value
Outstanding ending balance	$ 495,000
Stock Options [Member]
Stock Options
Outstanding, beginning balance		3,300,000
Granted		600,000
Exercised
Forfeited or expired
Outstanding, ending balance	3,300,000	3,900,000
Exercisable, ending balance		2,090,000
Weighted Average Exercise Price
Outstanding, beginning balance		$ 0.45
Granted		$ 0.60
Exercised
Forfeited or expired
Outstanding, ending balance	$ 0.45	$ 0.47
Exercisable, ending balance		$ 0.47
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Beginning		9 years 11 months 16 days
Weighted Average Remaining Contractual Life (years), Ending		8 years 11 months 9 days
Exercisable Remaining Contractual Life (years)		8 years 9 months 22 days
Aggregate Intrinsic value
Outstanding ending balance		$ 297,000
Exercisable ending balance		$ 162,000